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1933 Act Rule 485(a)(1) 1933 Act File No. 033-47287 1940 Act File No. 811-06637

November 28, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The UBS Funds (the “Trust”)
File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 107/108 (the “Amendment”) to the Registration Statement of the Trust relating to the Trust’s UBS U.S. Equity Alpha Fund series of shares (the “Fund”).

The Amendment is being submitted to reflect the following changes to the Fund: (1) to change the name of the Fund to the “UBS U.S. Defensive Equity Fund;” (2) to revise the 80% policy of the Fund from investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. companies to investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and/or equity-related instruments of US companies; and (3) to revise certain of the Fund’s investment strategies in connection with the above-referenced changes.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the UBS U.S. Equity Alpha Fund series of shares of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell at (215) 564-8048.

Very truly yours,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons

Philadelphia, PA • Malvern, PA • Harrisburg, PA • Wilmington, DE • Cherry Hill, NJ • Washington, DC

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